INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Joint ventures not individually material (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Share of profits for the year	¥ 178,910	$ 25,940	¥ 164,100	¥ 180,502
Aggregate carrying amount of the Group's investments in joint ventures	3,339,967		3,350,959	3,374,553	$ 484,250
Joint venture
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Share of profits for the year	178,910		164,100
Aggregate carrying amount of the Group's investments in joint ventures	3,339,967		3,350,959	¥ 3,374,553
Aggregated individually immaterial joint ventures
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Share of profits for the year	102,180		96,255
Share of the joint ventures' total comprehensive income	102,180		96,255
Aggregate carrying amount of the Group's investments in joint ventures	¥ 1,914,302		¥ 1,907,210